Consolidated Balance Sheets (Parenthetical) Share data in Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Allowance for Doubtful Accounts Receivable, Current	$ 355	2,208,000		2,542,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	$ 931	5,800,000		2,457,000
Common Stock, Par Value Per Share	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	154,473,159	154,473,159	154,473,159	154,473,159
Common Stock, Shares, Outstanding	155,635,016	155,635,016	155,635,016	155,635,016